Accounts Payable and Accrued Liabilities	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2025	Dec. 31, 2024
Payables And Accruals [Line Items]
Accounts payable and accrued liabilities	6 Accounts payable and accrued liabilities

	September 30, 2024 $ (in thousands)	June 30, 2024 $ (in thousands)
Trade payables	1,871	1,464
Accrued liabilities	336	743

Balance	2,207	2,207

Note
8-Accounts
payable, debt, and accrued expenses
Accounts payable and accrued expenses consist of the following as of June 30, 2025, and 2024:

	June 30, 2025	December 31, 2024
Trade accounts payable	$3,646,806	$3,152,816
Accrued compensation	809,237	1,161,650
Assumed liabilities from Kineta merger (accounts payable and employee separation costs)	5,211,727	—
Other accrued expenses	2,425,393	855,700

	$12,093,163	$5,170,166

As part of the acquisition of Kineta, the Company assumed debt with a fair value of $434,000 and included under current liabilities on the Company’s Condensed Consolidated Balance Sheets as of June 30, 2025. The assumed debt was settled and paid in July 2025.

TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Payables And Accruals [Line Items]
Accounts payable and accrued liabilities
Note
9-Accounts
payable and accrued expenses
Accounts payable and accrued expenses consist of the following as of December 31, 2024, and 2023:

	December 31, 2024	December 31, 2023
Trade accounts payable	$3,152,816	$1,866,762
Accrued compensation	1,161,650	1,415,397
Other accrued expenses	855,700	156,400

	$5,170,166	$3,438,559